FURNITURE & FIXTURES (Details Narrative) - USD ($)	3 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 13,292	$ 6,498
Payments to Acquire Furniture and Fixtures	7,581
Furniture and Fixtures, Gross	14,079
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 787
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	7 years	7 years